DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Software Development Costs (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Estimated Useful Lives		4 years
Software development
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years	4 years